Filed Pursuant to Rule
497(e) under the
Securities Act of 1933
Registration No. 333-18737



METROPOLITAN WEST FUNDS
Metropolitan West Total Return Bond Fund
Metropolitan West Low Duration Bond Fund
Metroploitan West Short-Term Investment Fund
Metropolitan West AlphaTrak 500 Fund


Supplement dated December 30, 1998
to Prospectus dated June 29, 1998, as supplemented July 23, 1998 and Statement of Additional Information dated June 29, 1998



The following information replaces and supersedes any contrary information contained in the Trust's Prospectus and Statement of Additional Information. The paragraph under the heading "The Distributor" on page 20 of the Prospectus is deleted and replaced with the following:

Effective January 1, 1999, First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares.


All other references to FPS Broker Services, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with First Data Distributors, Inc.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.



















FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

December 30, 1998

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	METROPOLITAN WEST FUNDS (the "Registrant")
Metropolitan West Total Return Bond Fund
Metropolitan West Low Duration Bond Fund
Metroploitan West Short-Term Investment Fund
Metropolitan West AlphaTrak 500 Fund
		File No.  333-18737


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement, dated December 30, 1998, to the Prospectus and the Statement of Additional Information both dated June 29, 1998, as supplemented July 23, 1998.

The purpose of this filing is to make certain non-material revisions regarding the Underwriter to the current Prospectus and Statement of Additional Information.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4752.

Thank you for your courtesy and cooperation.

Sincerely,


Deborah A. Potter
Manager, Compliance Administration


cc:	Scott Dubchansky (President, Metropolitan West Funds)
	David A. Hearth, Esq. (Paul, Hastings, Janofsky & Walker LLP)